Trade receivables and other assets (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Non-current
Other assets-Rental deposits	€ 2,923		€ 1,867
Other assets-Others	100		100
Trade receivables and contract assets and other assets non-current	3,023		1,967
Current
Trade receivables, net	25,863		25,656
Contract assets, net	2,741		3,543
Other assets	8,171		8,286
Trade receivables and contract assets and other assets current	36,775		37,485
Total non-current and current trade receivables and contract assets and other assets	39,798		39,452
Credit loss rates in relation to the outstanding trade receivables and contract assets
Impairment of financial assets	95	€ 1,174
Current value added tax receivables			4,578
Trade receivables and contract assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 33,467		€ 33,967
Expected credit loss rate	14.50%		14.00%
Expected credit loss	€ 4,863		€ 4,768
Trade receivables and contract assets | Not past due
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 21,768		€ 24,185
Expected credit loss rate	0.70%		1.60%
Trade receivables and contract assets | Past due 1-30 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 4,117		€ 2,228
Expected credit loss rate	2.30%		3.10%
Trade receivables and contract assets | Past due 31-90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 869		€ 797
Expected credit loss rate	8.50%		7.70%
Trade receivables and contract assets | Past due more than 90 days
Credit loss rates in relation to the outstanding trade receivables and contract assets
Financial assets	€ 6,713		€ 6,757
Expected credit loss rate	67.80%		63.00%
Minimum
Current
Receivables payment terms	30 days
Maximum
Current
Receivables payment terms	90 days
Other assets
Credit loss rates in relation to the outstanding trade receivables and contract assets
Current value added tax receivables	€ 259		€ 226
Prepaid expenses	3,781		4,431
Receivables from exercise of share based payments granted	1,225		1,253
Receivables from COVID 19 bank or credit card transactions	1,260		1,076
Receivables from grants	442		€ 442
Other assets | Rostock headquarters building
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	2,250
Bank guarantee	3,000
Other assets | Berlin Offices
Credit loss rates in relation to the outstanding trade receivables and contract assets
Cash deposits provided as security for bank loans	192
Bank guarantee	257
Other assets | Plant and other equipment, furniture and fixtures Certain plant and machineries
Non-current
Other assets-Rental deposits	285
Other assets | LPC GmbH
Credit loss rates in relation to the outstanding trade receivables and contract assets
Consideration receivable for the sale of LPC	€ 100